REVENUE (Tables)	3 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation of Revenue by Segment and Source
The following table summarizes revenues for the three months ended March 31, 2021 and 2020:

	Three Months Ended March 31,
	2021	2020
	(in millions)
Agriculture	$3,038	$2,244
Construction	656	422
Commercial and Specialty Vehicles	2,805	2,021
Powertrain	1,234	753
Eliminations and Other	(690)	(447)
Total Industrial Activities	$7,043	$4,993
Financial Services	448	489
Eliminations and Other	(18)	(21)
Total Revenues	$7,473	$5,461
The following table disaggregates revenues by major source for the three months ended March 31, 2021 and 2020:

	Three Months Ended March 31,
	2021	2020
	(in millions)
Revenues from:
Sales of goods	$6,793	$4,755
Rendering of services and other revenues	169	156
Rents on assets sold with a buy-back commitment	81	82
Revenues from sales of goods and services	7,043	4,993
Finance and interest income	242	273
Rents and other income on operating lease	188	195
Finance, interest and other income	430	468
Total Revenues	$7,473	$5,461